Summary of Revenues Disaggregated by Revenue Source (Detail) ¥ in Millions, $ in Millions	3 Months Ended			9 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)
Disaggregation of Revenue [Line Items]
Total revenue			¥ 23,489			¥ 61,254
Total revenue	$ 4,106	¥ 28,203		$ 10,932	¥ 75,082
Online Marketing Services
Disaggregation of Revenue [Line Items]
Total revenue			20,108			52,729
Total revenue	3,273	22,481		8,840	60,715
Other Revenue iQIYI Membership Service
Disaggregation of Revenue [Line Items]
Total revenue			1,697			4,607
Total revenue	415	2,852		1,081	7,421
Other Revenue iQIYI Content Distribution
Disaggregation of Revenue [Line Items]
Total revenue			276			958
Total revenue	122	835		239	1,641
Other Interest Income Earned from Provision of Financial Services
Disaggregation of Revenue [Line Items]
Total revenue			495			1,029
Total revenue	59	408		251	1,724
Other Revenue Other
Disaggregation of Revenue [Line Items]
Total revenue			913			1,931
Total revenue	237	1,627		521	3,581
Other Revenue
Disaggregation of Revenue [Line Items]
Total revenue			¥ 3,381			¥ 8,525
Total revenue	$ 833	¥ 5,722		$ 2,092	¥ 14,367